Selected Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Quarterly Financial Information [Abstract]
Total operating revenues	$ 118,257	$ 114,519	$ 109,644	$ 104,129	$ 101,477	$ 99,302	$ 94,214	$ 90,627	$ 446,549	$ 385,620	$ 336,918
Income from continuing operations before non-operating items	32,839	28,625	28,433	25,979	24,431	20,405	20,186	19,353	115,876	84,375	73,066
Interest expense	(13,862)	(12,921)	(12,674)	(12,792)	(9,240)	(14,867)	(13,626)	(13,469)	(52,249)	(51,202)	(53,803)	[1]
Loss from real estate joint ventures	(53)	(70)	(69)	(31)	(63)	(107)	(178)	(245)	(223)	(593)	(1,149)	[1]
Discontinued operations:
Income from discontinued operations before gain (loss) on sale	77	(451)	467	484	866	791	987	981	577	3,625	2,051
Gain (loss) on sale of discontinued operations	3,161	16,021	12,953	9,500	7,872	4,927	0	0	41,635	12,799	(2)
Consolidated net income	20,754	30,604	28,421	22,484	23,709	10,549	6,531	6,149	102,263	46,938	19,452
Net Income (Loss) Attributable to Noncontrolling Interest	104	3,138	135	148	92	118	135	76	3,525	421	473	[1]
Net income attributable to Mid-America Apartment Communities, Inc.									98,738	46,517	18,979	[1]
Net Income (Loss) Available to Common Unitholders	$ 20,650	$ 27,466	$ 28,286	$ 22,336	$ 23,617	$ 10,431	$ 6,396	$ 6,073	$ 98,738	$ 46,517	$ 7,281
Earnings Per Share, Basic and Diluted	$ 0.50	$ 0.67	$ 0.70	$ 0.57	$ 0.62	$ 0.28	$ 0.18	$ 0.17	$ 2.44	$ 1.25	$ 0.22
Per share:
Distribution Made to Member or Limited Partner, Distributions Declared, Per Unit	$ 0.6600	$ 0.6600	$ 0.6600	$ 0.6600	$ 0.6275	$ 0.6275	$ 0.6275	$ 0.6275

[1]